UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5262

MFS SERIES TRUST VIII

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Global Growth Fund

7/31/08
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS Global Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08

Issuer	Shares/Par	Value ($)
Common Stocks – 98.4%
Aerospace – 1.0%
United Technologies Corp.	47,310	$3,026,894

Alcoholic Beverages – 1.4%
Companhia de Bebidas das Americas, ADR (l)	33,550	$1,986,831
Pernod Ricard S.A. (l)	25,986	2,259,180

		$4,246,011

Apparel Manufacturers – 3.8%
Compagnie Financiere Richemont S.A.	25,480	$1,528,247
Li & Fung Ltd.	690,200	2,344,018
LVMH Moet Hennessy Louis Vuitton S.A.	45,670	5,037,846
NIKE, Inc., “B”	36,810	2,160,011

		$11,070,122

Automotive – 0.0%
PT Astra International Tbk.	3,500	$8,640

Biotechnology – 1.6%
Actelion Ltd. (a)	34,742	$1,886,482
Genzyme Corp.	38,740	2,969,421

		$4,855,903

Broadcasting – 3.7%
Grupo Televisa S.A., ADR	122,960	$2,765,370
Societe Television Francaise 1	56,811	970,169
Walt Disney Co.	94,460	2,866,861
WPP Group PLC	455,710	4,338,814

		$10,941,214

Brokerage & Asset Managers – 4.6%
Daiwa Securities Group, Inc.	290,000	$2,504,944
Deutsche Boerse AG	18,480	2,106,318
Franklin Resources, Inc.	24,860	2,501,165
Goldman Sachs Group, Inc.	10,980	2,020,759
ICAP PLC	117,490	1,158,257
Julius Baer Holding Ltd.	53,564	3,415,838

		$13,707,281

Business Services – 5.8%
Accenture Ltd., “A”	50,780	$2,120,573
Amdocs Ltd.	41,510	1,262,319
Capita Group PLC	82,187	1,119,481
Fidelity National Information Services, Inc.	71,470	1,354,357
Infosys Technologies Ltd., ADR (l)	85,670	3,374,541
Intertek Group PLC	79,230	1,581,659
Lender Processing Services, Inc. (a)	80	2,668
Satyam Computer Services Ltd.	280,480	2,511,638
Visa, Inc., “A”	50,990	3,725,329

		$17,052,565

Chemicals – 2.5%
3M Co.	41,370	$2,912,034
Makhteshim-Agan Industries Ltd.	341,320	2,953,653
Wacker Chemie AG	6,990	1,446,169

		$7,311,856

Computer Software – 2.1%
Oracle Corp.	145,960	$3,142,519
SAP AG	53,040	3,068,829

		$6,211,348

1

MFS Global Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 3.1%
Apple, Inc.	21,600	$3,433,320
EMC Corp.	193,160	2,899,332
International Business Machines Corp.	22,980	2,940,980

		$9,273,632

Conglomerates – 1.0%
Siemens AG	23,440	$2,874,391

Consumer Goods & Services – 4.8%
Alberto-Culver Co.	75,740	$2,032,104
Colgate-Palmolive Co.	29,620	2,199,877
L’Oreal S.A.	15,480	1,626,847
Procter & Gamble Co.	49,900	3,267,452
Reckitt Benckiser Group PLC	61,520	3,363,562
Shiseido Co. Ltd.	71,000	1,576,401

		$14,066,243

Containers – 1.1%
Brambles Ltd.	403,080	$3,100,564

Electrical Equipment – 1.6%
Keyence Corp.	7,000	$1,512,545
Schneider Electric S.A.	29,337	3,238,721

		$4,751,266

Electronics – 8.1%
Canon, Inc.	45,500	$2,079,076
Hirose Electric Co. Ltd.	26,000	2,462,608
Hoya Corp.	55,800	1,138,325
Intel Corp.	233,650	5,184,694
Konica Minolta Holdings, Inc.	112,000	1,833,969
National Semiconductor Corp.	94,880	1,987,736
Royal Philips Electronics N.V.	63,680	2,112,361
Samsung Electronics Co. Ltd.	4,875	2,716,763
SUMCO Corp. (l)	64,200	1,447,087
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	295,615	2,808,344

		$23,770,963

Energy - Independent – 1.9%
INPEX Holdings, Inc.	553	$5,556,914

Energy - Integrated – 4.0%
OAO Gazprom, ADR	82,880	$3,970,903
Petroleo Brasileiro S.A., ADR	58,870	3,291,422
TOTAL S.A.	57,430	4,401,425

		$11,663,750

Food & Beverages – 3.2%
Nestle S.A.	150,865	$6,608,598
PepsiCo, Inc.	40,530	2,697,677

		$9,306,275

Food & Drug Stores – 0.8%
Tesco PLC	345,709	$2,457,093

Gaming & Lodging – 0.5%
International Game Technology	63,940	$1,388,137

Internet – 1.1%
Google, Inc., “A”	7,040	$3,335,200

Machinery & Tools – 0.7%
GEA Group AG	61,940	$2,043,181

2

MFS Global Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – 6.7%
Bank of New York Mellon Corp.	52,020	$1,846,710
Credit Suisse Group AG	52,760	2,647,383
Erste Bank der oesterreichischen Sparkassen AG	55,530	3,562,169
HSBC Holdings PLC	173,307	2,868,263
Raiffeisen International Bank Holding AG	16,500	2,057,562
Standard Chartered PLC	75,023	2,281,327
State Street Corp.	41,430	2,968,045
UniCredito Italiano S.p.A.	272,872	1,624,379

		$19,855,838

Medical Equipment – 3.9%
Essilor International S.A.	27,930	$1,379,897
Medtronic, Inc.	52,320	2,764,066
ResMed, Inc.	38,030	1,438,295
Synthes, Inc.	24,700	3,413,026
Zimmer Holdings, Inc.	37,000	2,549,670

		$11,544,954

Metals & Mining – 3.4%
Anglo American PLC	45,690	$2,620,139
BHP Billiton PLC	219,680	7,333,260

		$9,953,399

Network & Telecom – 4.1%
Cisco Systems, Inc.	147,690	$3,247,703
NICE Systems Ltd., ADR (l)	49,420	1,460,855
Nokia Oyj	149,970	4,097,647
Research in Motion Ltd.	26,890	3,302,630

		$12,108,835

Oil Services – 2.4%
Halliburton Co.	50,740	$2,274,167
Schlumberger Ltd.	29,940	3,041,904
Vallourec S.A.	5,540	1,644,428

		$6,960,499

Other Banks & Diversified Financials – 3.1%
Aeon Credit Service Co. Ltd.	122,500	$1,560,852
American Express Co.	78,660	2,919,859
Bank of Cyprus Public Co. Ltd.	128,976	1,707,474
Housing Development Finance Corp. Ltd.	56,949	3,015,185

		$9,203,370

Pharmaceuticals – 6.4%
Allergan, Inc.	56,080	$2,912,234
Bayer AG	33,110	2,861,155
Novartis AG	72,690	4,306,650
Novo Nordisk A/S, “B” (l)	45,450	2,890,273
Roche Holding AG	32,390	5,978,558

		$18,948,870

Restaurants – 0.9%
YUM! Brands, Inc.	75,270	$2,696,171

Specialty Chemicals – 4.0%
Akzo Nobel N.V.	40,560	$2,314,964
L’Air Liquide S.A.	20,400	2,675,424
Linde AG	20,820	2,873,914
Praxair, Inc.	25,170	2,359,184
Symrise AG	95,823	1,639,004

		$11,862,490

3

MFS Global Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 1.3%
Industria de Diseno Textile S.A.	44,200	$2,123,511
Staples, Inc.	77,920	1,753,200

		$3,876,711

Telecommunications - Wireless – 2.4%
America Movil S.A.B. de C.V., “L”, ADR	56,660	$2,860,763
MTN Group Ltd.	143,680	2,477,942
Rogers Communications, Inc., “B”	52,020	1,758,229

		$7,096,934

Telephone Services – 1.4%
Telefonica S.A.	157,980	$4,114,022

Total Common Stocks		$290,241,536

Collateral for Securities Loaned – 1.2%
Citigroup Global Markets, Inc. Repurchase Agreement, 2.17%, dated 7/31/08, due 8/01/08, total to be received $3,548,828 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in an individually traded account)	3,548,614	$3,548,614

Money Market Funds (v) – 1.3%
MFS Institutional Money Market Portfolio, 2.57%, at Net Asset Value	3,760,801	$3,760,801

Total Investments (k)		$297,550,951

Other Assets, Less Liabilities – (0.9)%		(2,790,876)

Net Assets – 100.0%		$294,760,075

(a)	Non-income producing security.
(k)	As of July 31, 2008, the fund had 60 securities that were fair valued, aggregating $162,713,521 and 54.68% of market value, in accordance with the policies adopted by the Board of Trustees.
(l)	All or a portion of this security is on loan.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Global Growth Fund

Supplemental Information (Unaudited) 7/31/08

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$304,107,705

Gross unrealized appreciation	$18,950,089
Gross unrealized depreciation	(25,506,843)

Net unrealized appreciation (depreciation)	$(6,556,754)

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the transactions in securities which the fund assumes to be affiliated issuers during the nine months ended July 31, 2008, is set forth below:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	5,217,288	96,752,325	(98,208,812)	3,760,801

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$72,238	$3,760,801

(3) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of July 31, 2008, are as follows:

United States	32.0%
Switzerland	10.1%
United Kingdom	9.9%
France	7.9%
Japan	7.4%
Germany	6.4%
India	3.0%
Spain	2.1%
Mexico	1.9%
Other Countries	19.3%

5

MFS® Strategic Income Fund

7/31/08
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08

Issuer	Shares/Par		Value ($)
Bonds – 90.7%
Aerospace – 0.4%
Hawker Beechcraft Acquisition Co. LLC, 9.75%, 2017		$450,000	$444,375
Vought Aircraft Industries, Inc., 8%, 2011		625,000	576,563

			$1,020,938

Airlines – 0.2%
Continental Airlines, Inc., 7.339%, 2014		$548,000	$411,000

Asset Backed & Securitized – 5.5%
Anthracite Ltd., CDO, 6%, 2037 (z)		$1,200,000	$600,000
ARCap REIT, Inc., CDO, “H”, 6.1%, 2045 (n)		900,000	333,000
Bayview Financial Revolving Mortgage Loan Trust, FRN, 3.26%, 2040 (z)		674,286	483,843
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (z)		875,670	866,913
Chase Commercial Mortgage Securities Corp., 6.6%, 2029 (z)		1,378,380	1,410,839
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035		25,286	25,120
Crest Ltd., CDO, 7%, 2040		400,000	195,260
Deutsche Mortgage & Asset Receiving Corp., FRN, 7.5%, 2031		1,050,000	1,081,912
DLJ Commercial Mortgage Corp., 6.04%, 2031 (z)		550,000	534,138
Falcon Franchise Loan LLC, 6.5%, 2014 (z)		700,000	424,594
Falcon Franchise Loan LLC, FRN, 3.011%, 2023 (i)(n)		4,670,944	360,174
Falcon Franchise Loan LLC, FRN, 3.421%, 2025 (i)(z)		3,587,800	373,314
First Union-Lehman Brothers Bank of America, FRN, 0.389%, 2035 (i)		17,194,651	275,551
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)		435,696	451,048
GMAC Commercial Mortgage Securities, Inc., FRN, 6.02%, 2033 (z)		1,758,000	1,616,018
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.364%, 2043		1,789,097	1,560,918
KKR Financial CLO Ltd., “C”, CDO, FRN, 4.126%, 2021 (n)		523,730	315,285
Morgan Stanley Capital I, Inc., 1.444%, 2039 (i)(n)		10,951,115	286,372
Prudential Securities Secured Financing Corp., FRN, 7.286%, 2013 (z)		875,000	681,092
Salomon Brothers Mortgage Securities, Inc., FRN, 6.979%, 2032 (z)		1,800,000	1,902,106

			$13,777,497

Automotive – 1.2%
Allison Transmission, Inc., 11%, 2015 (n)		$590,000	$533,950
Fce Bank PLC, 7.125%, 2012	EUR	500,000	647,089
Ford Motor Credit Co. LLC, 12%, 2015		$386,000	325,311
Ford Motor Credit Co. LLC, 8%, 2016		610,000	431,100
Ford Motor Credit Co. LLC, FRN, 4.361%, 2010		290,000	247,911
General Motors Corp., 8.375%, 2033		859,000	423,057
Johnson Controls, Inc., 5.25%, 2011		290,000	293,751

			$2,902,169

Broadcasting – 2.3%
Allbritton Communications Co., 7.75%, 2012		$485,000	$446,200
CanWest MediaWorks LP, 9.25%, 2015 (n)		305,000	236,375
DIRECTV Holdings LLC, 7.625%, 2016 (n)		530,000	526,025
Grupo Televisa S.A., 8.5%, 2032		177,000	199,501
Lamar Media Corp., 6.625%, 2015		435,000	391,500
Lamar Media Corp., “C”, 6.625%, 2015		275,000	247,500
LBI Media, Inc., 8.5%, 2017 (n)		300,000	229,875
Liberty Media Corp., 5.7%, 2013		520,000	467,993
LIN TV Corp., 6.5%, 2013		625,000	543,750
Local TV Finance LLC, 9.25%, 2015 (n)(p)		455,000	345,800
Newport Television LLC, 13%, 2017 (n)(p)		460,000	393,300
News America, Inc., 6.4%, 2035		890,000	824,590
Nexstar Broadcasting Group, Inc., 7%, 2014		510,000	419,475
Univision Communications, Inc., 9.75%, 2015 (n)(p)		600,000	457,500

			$5,729,384

Brokerage & Asset Managers – 0.7%
Lehman Brothers Holdings, Inc., 6.5%, 2017		$740,000	$667,945

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – continued
Merrill Lynch & Co., Inc., 6.4%, 2017	$400,000	$365,137
Nuveen Investments, Inc., 10.5%, 2015 (n)	745,000	670,500

		$1,703,582

Building – 1.5%
Associated Materials, Inc., 0% to 2009, 11.25% to 2014	$355,000	$217,437
Building Materials Corp. of America, 7.75%, 2014	320,000	249,600
CRH America, Inc., 8.125%, 2018	1,430,000	1,444,027
Lafarge S.A., 6.15%, 2011	1,320,000	1,319,834
Nortek Holdings, Inc., 10%, 2013 (n)	225,000	201,375
Nortek Holdings, Inc., 8.5%, 2014	380,000	215,175
Ply Gem Industries, Inc., 9%, 2012	405,000	210,600

		$3,858,048

Business Services – 0.2%
SunGard Data Systems, Inc., 10.25%, 2015	$553,000	$561,295

Cable TV – 1.7%
CCH I Holdings LLC, 11%, 2015	$437,000	$331,027
CCH II Holdings LLC, 10.25%, 2010	760,000	723,900
CCO Holdings LLC, 8.75%, 2013	1,080,000	999,000
CSC Holdings, Inc., 6.75%, 2012	380,000	361,950
Mediacom LLC, 9.5%, 2013	530,000	500,850
NTL Cable PLC, 9.125%, 2016	350,000	323,750
TCI Communications, Inc., 9.8%, 2012	841,000	945,488

		$4,185,965

Chemicals – 1.6%
Braskem S.A., 7.25%, 2018 (z)	$127,000	$126,365
Innophos, Inc., 8.875%, 2014	405,000	405,000
Koppers Holdings, Inc., 9.875%, 2013	355,000	372,306
Momentive Performance Materials, Inc., 9.75%, 2014	145,000	128,325
Momentive Performance Materials, Inc., 11.5%, 2016	382,000	294,140
Nalco Co., 7.75%, 2011	450,000	454,500
Nalco Co., 8.875%, 2013	445,000	459,463
Nalco Finance Holdings, Inc., 0% to 2009, 9% to 2014	450,000	405,000
Yara International A.S.A., 5.25%, 2014 (n)	1,300,000	1,253,552

		$3,898,651

Computer Software – 0.1%
First Data Corp., 9.875%, 2015 (n)	$425,000	$376,125

Construction – 0.4%
Lennar Corp., 5.125%, 2010	$1,110,000	$965,700

Consumer Goods & Services – 1.8%
Corrections Corp. of America, 6.25%, 2013	$200,000	$195,500
Fortune Brands, Inc., 5.125%, 2011	1,025,000	1,021,772
Jarden Corp., 7.5%, 2017	230,000	200,100
KAR Holdings, Inc., 10%, 2015	310,000	257,300
Service Corp. International, 7%, 2017	435,000	403,463
Service Corp. International, 7.625%, 2018	425,000	403,750
Ticketmaster, 10.75%, 2016 (z)	195,000	201,825
Western Union Co., 5.4%, 2011	1,800,000	1,799,246

		$4,482,956

Containers – 1.1%
Crown Americas LLC, 7.75%, 2015	$610,000	$629,825
Graham Packaging Co. LP, 9.875%, 2014	310,000	265,050
Greif, Inc., 6.75%, 2017	915,000	869,250

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Containers – continued
Owens-Brockway Glass Container, Inc., 8.25%, 2013	$1,000,000	$1,025,000

		$2,789,125

Defense Electronics – 0.8%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$1,297,000	$1,251,918
L-3 Communications Corp., 6.125%, 2014	700,000	661,500

		$1,913,418

Electronics – 0.3%
Avago Technologies Finance, 11.875%, 2015	$160,000	$170,400
Flextronics International Ltd., 6.25%, 2014	420,000	388,500
Spansion LLC, 11.25%, 2016 (n)	375,000	232,500

		$791,400

Emerging Market Quasi-Sovereign – 1.4%
Banco Nacional de Desenvolvimento Economico e Social, 6.369%, 2018 (n)	$519,000	$522,892
Codelco, Inc., 4.75%, 2014	529,000	508,878
National Power Corp., 6.888%, 2011	389,000	404,788
OAO Gazprom, 7.343%, 2013 (z)	100,000	101,250
Pemex Project Funding Master Trust, 5.75%, 2018 (n)	1,145,000	1,114,658
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	890,000	867,483

		$3,519,949

Emerging Market Sovereign – 1.3%
Federative Republic of Brazil, 6%, 2017	$151,000	$154,246
Gabonese Republic, 8.2%, 2017 (n)	422,000	429,385
Republic of Argentina, FRN, 3.092%, 2012	574,063	464,942
Republic of Colombia, 7.375%, 2017	704,000	770,880
Republic of Indonesia, 6.875%, 2018 (n)	278,000	275,915
Republic of Indonesia, 7.75%, 2038 (n)	311,000	308,279
Republic of Panama, 7.25%, 2015	21,000	22,628
Republic of Philippines, 9.375%, 2017	272,000	327,080
Republic of Uruguay, 8%, 2022	535,000	567,100

		$3,320,455

Energy - Independent – 2.4%
Chaparral Energy, Inc., 8.875%, 2017	$320,000	$276,000
Chesapeake Energy Corp., 6.375%, 2015	400,000	378,000
Forest Oil Corp., 7.25%, 2019	290,000	272,600
Hilcorp Energy I LP, 7.75%, 2015 (n)	430,000	394,525
Hilcorp Energy I LP, 9%, 2016 (n)	310,000	303,800
Mariner Energy, Inc., 8%, 2017	270,000	254,475
Newfield Exploration Co., 6.625%, 2014	400,000	378,000
Nexen, Inc., 6.4%, 2037	1,100,000	1,019,093
OPTI Canada, Inc., 8.25%, 2014	625,000	629,688
Plains Exploration & Production Co., 7%, 2017	830,000	776,050
Quicksilver Resources, Inc., 7.125%, 2016	690,000	595,125
SandRidge Energy, Inc., 8.625%, 2015 (n)(p)	175,000	176,531
SandRidge Energy, Inc., 8%, 2018 (n)	265,000	262,350
Southwestern Energy Co., 7.5%, 2018 (n)	200,000	205,000

		$5,921,237

Energy - Integrated – 0.1%
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022 (n)	$264,000	$249,823

Entertainment – 0.5%
AMC Entertainment, Inc., 11%, 2016	$285,000	$288,562
Marquee Holdings, Inc., 12%, 2014	225,000	178,312
Time Warner, Inc., 6.5%, 2036	110,000	95,359

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Entertainment – continued
Turner Broadcasting System, Inc., 8.375%, 2013		$653,000	$700,754

			$1,262,987

Financial Institutions – 1.5%
American Express Centurion Bank, 5.2%, 2010		$840,000	$838,748
General Motors Acceptance Corp., 6.875%, 2011		55,000	36,317
General Motors Acceptance Corp., 8%, 2031		415,000	232,542
ILFC E-Capital Trust I, 5.9% to 2010, FRN to 2065 (n)		1,400,000	1,045,227
ORIX Corp., 5.48%, 2011		1,580,000	1,528,154

			$3,680,988

Food & Beverages – 1.7%
ARAMARK Corp., 8.5%, 2015		$430,000	$428,387
Dean Foods Co., 7%, 2016		455,000	411,775
Del Monte Corp., 6.75%, 2015		360,000	336,600
Kraft Foods, Inc., 6.125%, 2018		720,000	702,026
Michael Foods, Inc., 8%, 2013		495,000	488,812
Miller Brewing Co., 5.5%, 2013 (n)		1,370,000	1,372,210
Tyson Foods, Inc., 6.85%, 2016		660,000	610,645

			$4,350,455

Food & Drug Stores – 0.1%
CVS Caremark Corp., 5.75%, 2017		$178,000	$174,017

Forest & Paper Products – 1.7%
Buckeye Technologies, Inc., 8%, 2010		$92,000	$92,230
Buckeye Technologies, Inc., 8.5%, 2013		1,145,000	1,142,137
Georgia-Pacific Corp., 7.125%, 2017 (n)		255,000	235,237
Georgia-Pacific Corp., 8%, 2024		150,000	138,000
Graphic Packaging International Corp., 9.5%, 2013		230,000	213,900
International Paper Co., 7.95%, 2018		390,000	387,814
Millar Western Forest Products Ltd., 7.75%, 2013		530,000	310,050
NewPage Holding Corp., 10%, 2012		160,000	153,200
Smurfit Kappa Group PLC, 7.75%, 2015	EUR	530,000	694,178
Smurfit-Stone Container Corp., 8%, 2017		$310,000	253,425
Stora Enso Oyj, 6.404%, 2016 (n)		690,000	584,096

			$4,204,267

Gaming & Lodging – 2.6%
Firekeepers Development Authority, 13.875%, 2015 (z)		$545,000	$501,400
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (n)		680,000	360,400
Harrah’s Operating Co., Inc., 5.5%, 2010		265,000	230,550
Harrah’s Operating Co., Inc., 10.75%, 2016 (n)		780,000	588,900
Harrah’s Operating Co., Inc., 10.75%, 2018 (n)(p)		320,000	214,400
Host Marriott LP, 7.125%, 2013		275,000	253,000
Host Marriott LP, 6.75%, 2016		140,000	119,700
MGM Mirage, 8.375%, 2011		960,000	866,400
MGM Mirage, 6.75%, 2013		365,000	304,775
Pinnacle Entertainment, Inc., 7.5%, 2015		605,000	450,725
Scientific Games Corp., 6.25%, 2012		750,000	703,125
Station Casinos, Inc., 6%, 2012		225,000	150,750
Station Casinos, Inc., 6.5%, 2014		620,000	299,150
Station Casinos, Inc., 6.875%, 2016		1,060,000	482,300
Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015		995,000	490,038
Wyndham Worldwide Corp., 6%, 2016		380,000	326,525
Wynn Las Vegas LLC, 6.625%, 2014		85,000	76,925

			$6,419,063

Industrial – 0.9%
Blount, Inc., 8.875%, 2012		$650,000	$658,125

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Industrial – continued
JohnsonDiversey, Inc., 9.625%, 2012	EUR $	140,000	$209,563
JohnsonDiversey, Inc., “B”, 9.625%, 2012		$635,000	646,112
Steelcase, Inc., 6.5%, 2011		618,000	628,074

			$2,141,874

Insurance – 1.5%
Allianz AG, 5.5%, 2049	EUR	947,000	$1,334,567
American International Group, Inc., 6.25%, 2037		$930,000	705,991
Hartford Financial Services Group, Inc., 8.125%, 2068		150,000	144,045
ING Groep N.V., 5.775% to 2015, FRN to 2049		2,010,000	1,668,809

			$3,853,412

Insurance - Property & Casualty – 1.0%
AXIS Capital Holdings Ltd., 5.75%, 2014		$1,555,000	$1,413,871
USI Holdings Corp., 9.75%, 2015 (n)		320,000	258,400
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2037 (n)		1,080,000	925,498

			$2,597,769

International Market Quasi-Sovereign – 0.2%
Canada Housing Trust, 4.6%, 2011	CAD	500,000	$504,001

International Market Sovereign – 21.3%
Dutch Government, 3.75%, 2009	EUR	3,149,000	$4,875,300
Dutch Government, 3.75%, 2014	EUR	288,000	434,366
Federal Republic of Germany, 5.25%, 2010	EUR	2,503,000	3,969,385
Federal Republic of Germany, 3.75%, 2015	EUR	1,044,000	1,579,103
Federal Republic of Germany, 6.25%, 2030	EUR	1,262,000	2,357,373
Government of Australia, 6.25%, 2015	AUD	271,000	255,777
Government of Canada, 4.5%, 2015	CAD	845,000	877,350
Government of Canada, 5.75%, 2033	CAD	218,000	266,033
Government of Japan, 1.5%, 2012	JPY	306,000,000	2,887,268
Government of Japan, 1.3%, 2014	JPY	514,000,000	4,788,723
Government of Japan, 1.7%, 2017	JPY	381,000,000	3,611,607
Government of Japan, 2.2%, 2027	JPY	224,000,000	2,083,540
Government of Japan, 2.4%, 2037	JPY	125,000,000	1,153,787
Kingdom of Denmark, 4%, 2015	DKK	1,837,000	368,821
Kingdom of Spain, 5.35%, 2011	EUR	2,701,000	4,320,402
Kingdom of Sweden, 4.5%, 2015	SEK	2,715,000	454,830
Republic of Austria, 4.65%, 2018	EUR	2,068,000	3,255,646
Republic of France, 4.75%, 2012	EUR	439,000	693,841
Republic of France, 5%, 2016	EUR	1,142,000	1,841,117
Republic of France, 6%, 2025	EUR	554,000	987,947
Republic of France, 4.75%, 2035	EUR	2,101,000	3,264,158
Republic of Ireland, 4.6%, 2016	EUR	2,339,000	3,655,583
United Kingdom Treasury, 8%, 2015	GBP	1,140,000	2,693,189
United Kingdom Treasury, 8%, 2021	GBP	368,000	939,215
United Kingdom Treasury, 4.25%, 2036	GBP	775,000	1,460,184

			$53,074,545

Machinery & Tools – 0.7%
Atlas Copco AB, 5.6%, 2017 (n)		$1,470,000	$1,427,086
Case New Holland, Inc., 7.125%, 2014		370,000	357,975

			$1,785,061

Major Banks – 2.3%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049		$1,840,000	$1,302,499
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)		226,000	194,036
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)		600,000	515,790
Natixis S.A., 10% to 2018, FRN to 2049 (n)		820,000	784,519
Royal Bank of Scotland Group PLC, 9.118%, 2049		857,000	859,115

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	$1,187,000	$1,201,716
Wachovia Capital Trust III, 5.8% to 2011, FRN to 2042	1,350,000	762,750

		$5,620,425

Medical & Health Technology & Services – 3.6%
Biomet, Inc., 10%, 2017	$310,000	$333,250
Biomet, Inc., 11.625%, 2017	615,000	649,594
Cardinal Health, Inc., 6.3%, 2016	840,000	819,628
Community Health Systems, Inc., 8.875%, 2015	860,000	866,450
Cooper Cos., Inc., 7.125%, 2015	410,000	393,600
DaVita, Inc., 7.25%, 2015	1,115,000	1,096,881
HCA, Inc., 6.375%, 2015	1,075,000	881,500
HCA, Inc., 9.25%, 2016	660,000	679,800
Hospira, Inc., 5.55%, 2012	450,000	445,224
Hospira, Inc., 6.05%, 2017	410,000	395,793
McKesson Corp., 5.7%, 2017	370,000	357,821
Owens & Minor, Inc., 6.35%, 2016	710,000	680,920
Psychiatric Solutions, Inc., 7.75%, 2015	375,000	366,563
U.S. Oncology, Inc., 10.75%, 2014	495,000	486,338
Universal Hospital Services, Inc., 8.5%, 2015 (p)	305,000	305,000
Universal Hospital Services, Inc., FRN, 6.303%, 2015	90,000	83,700
VWR Funding, Inc., 10.25%, 2015 (p)	265,000	243,138

		$9,085,200

Metals & Mining – 1.6%
Arch Western Finance LLC, 6.75%, 2013	$345,000	$344,137
FMG Finance Ltd., 10.625%, 2016 (n)	720,000	835,200
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	1,160,000	1,215,100
Freeport-McMoRan Copper & Gold, Inc., FRN, 5.883%, 2015	480,000	482,314
Peabody Energy Corp., 7.375%, 2016	155,000	158,100
Peabody Energy Corp., “B”, 6.875%, 2013	665,000	671,650
PNA Group, Inc., 10.75%, 2016	325,000	385,938

		$4,092,439

Mortgage Backed – 4.8%
Fannie Mae, 5.5%, 2019- 2035	$8,658,826	$8,572,080
Fannie Mae, 6.5%, 2031	253,796	264,774
Fannie Mae, 6%, 2034 (f)	3,110,176	3,141,181

		$11,978,035

Natural Gas - Distribution – 0.3%
AmeriGas Partners LP, 7.125%, 2016	$385,000	$349,387
Inergy LP, 6.875%, 2014	335,000	301,500

		$650,887

Natural Gas - Pipeline – 3.0%
Atlas Pipeline Partners LP, 8.125%, 2015	$300,000	$293,250
Atlas Pipeline Partners LP, 8.75%, 2018 (n)	270,000	265,275
CenterPoint Energy, Inc., 7.875%, 2013	1,826,000	1,953,674
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)	695,000	703,289
El Paso Corp., 7.25%, 2018	280,000	277,200
Intergas Finance B.V., 6.875%, 2011	228,000	222,300
Kinder Morgan Energy Partners LP, 6%, 2017	830,000	819,700
Kinder Morgan Finance Corp., 5.35%, 2011	1,516,000	1,485,680
Spectra Energy Capital LLC, 8%, 2019	679,000	705,804
TransCapitalInvest Ltd., 7.7%, 2013	218,000	218,000
TransCapitalInvest Ltd., 5.67%, 2014	126,000	116,568
Williams Partners LP, 7.25%, 2017	405,000	403,988

		$7,464,728

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Network & Telecom – 2.5%
Cincinnati Bell, Inc., 8.375%, 2014	$485,000	$461,962
Citizens Communications Co., 9.25%, 2011	863,000	897,520
Citizens Communications Co., 9%, 2031	630,000	557,550
Deutsche Telekom International Finance B.V., 8.5%, 2010	543,000	573,325
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	465,000	448,725
Qwest Capital Funding, Inc., 7.25%, 2011	710,000	676,275
Qwest Corp., 8.875%, 2012	290,000	289,275
Qwest Corp., 7.5%, 2014	560,000	513,800
Telecom Italia Capital, 4.875%, 2010	248,000	246,161
Telefonica Europe B.V., 7.75%, 2010	1,090,000	1,147,256
Windstream Corp., 8.625%, 2016	435,000	440,438

		$6,252,287

Oil Services – 0.7%
Basic Energy Services, Inc., 7.125%, 2016	$595,000	$556,325
KazMunaiGaz Finance B.V., 8.375%, 2013 (z)	451,000	459,456
KazMunaiGaz Finance B.V., 9.125%, 2018 (z)	352,000	358,160
Weatherford International Ltd., 6.35%, 2017	340,000	343,866

		$1,717,807

Oils – 0.5%
Premcor Refining Group, Inc., 7.5%, 2015	$1,290,000	$1,332,063

Other Banks & Diversified Financials – 1.8%
Alfa Diversified Payment Rights Finance Co. S.A., FRN, 4.676%, 2011 (n)	$476,000	$452,200
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014 (n)	588,000	586,530
Bosphorus Financial Services Ltd., FRN, 4.476%, 2012 (z)	750,000	724,042
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)	246,000	201,478
RSHB Capital S.A., 7.125%, 2014 (z)	100,000	98,590
Swedbank AB, 9% to 2010, FRN to 2049 (n)	800,000	811,470
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	1,120,000	954,828
UFJ Finance Aruba AEC, 6.75%, 2013	648,000	672,150

		$4,501,288

Pharmaceuticals – 0.1%
Teva Pharmaceutical Finance LLC, 5.55%, 2016	$359,000	$344,749

Precious Metals & Minerals – 0.2%
Alrosa Finance S.A., 8.875%, 2014	$488,000	$502,972

Printing & Publishing – 1.2%
American Media Operations, Inc., 10.25%, 2009 (z)	$16,107	$12,644
American Media Operations, Inc., “B”, 10.25%, 2009	443,000	347,755
Dex Media West LLC, 9.875%, 2013	1,409,000	1,106,065
Idearc, Inc., 8%, 2016	703,000	319,865
Nielsen Finance LLC, 10%, 2014	430,000	433,225
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	780,000	532,350
Quebecor World, Inc., 6.125%, 2013 (d)	210,000	73,500
R.H. Donnelley Corp., 8.875%, 2016	285,000	137,513

		$2,962,917

Railroad & Shipping – 0.1%
Panama Canal Railway Co., 7%, 2026 (z)	$337,000	$296,560

Real Estate – 0.9%
ERP Operating LP, REIT, 5.75%, 2017	$630,000	$566,950
Simon Property Group, Inc., REIT, 6.1%, 2016	1,790,000	1,725,952

		$2,292,902

Retailers – 0.8%
Couche-Tard, Inc., 7.5%, 2013	$490,000	$456,925

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Retailers – continued
Limited Brands, Inc., 5.25%, 2014	$671,000	$566,098
Macy’s Retail Holdings, Inc., 7.875%, 2015	860,000	854,949

		$1,877,972

Specialty Stores – 0.1%
Payless ShoeSource, Inc., 8.25%, 2013	$310,000	$279,000

Steel – 0.1%
Steel Capital S.A., 9.75%, 2013 (z)	$277,000	$277,139

Supermarkets – 0.5%
Safeway, Inc., 4.95%, 2010	$470,000	$469,376
Safeway, Inc., 6.5%, 2011	650,000	672,515

		$1,141,891

Telecommunications - Wireless – 1.7%
Alltel Corp., 7%, 2012	$462,000	$473,550
MetroPCS Wireless, Inc., 9.25%, 2014	490,000	475,300
Nextel Communications, Inc., 5.95%, 2014	1,545,000	1,174,200
Rogers Cable, Inc., 5.5%, 2014	659,000	635,830
Vodafone Group PLC, 5.375%, 2015	1,080,000	1,039,619
Wind Acquisition Finance S.A., 10.75%, 2015 (n)	442,000	457,470

		$4,255,969

Tobacco – 0.4%
Reynolds American, Inc., 6.75%, 2017	$1,040,000	$1,020,913

Transportation – 0.3%
IIRSA Norte Finance Ltd., 8.75%, 2024	$561,482	$624,648
Peru Enhanced Pass-Through Trust, 0%, 2018 (n)	246,100	163,041

		$787,689

Transportation - Services – 0.1%
Hertz Corp., 8.875%, 2014	$300,000	$275,250

Utilities - Electric Power – 4.4%
Beaver Valley Funding Corp., 9%, 2017	$1,545,000	$1,661,246
Dynegy Holdings, Inc., 7.5%, 2015	240,000	227,400
Edison Mission Energy, 7%, 2017	1,470,000	1,389,150
Enersis S.A., 7.375%, 2014	648,000	689,357
FirstEnergy Corp., 6.45%, 2011	857,000	875,287
HQI Transelec Chile S.A., 7.875%, 2011	1,200,000	1,286,987
Israel Electric Corp. Ltd., 7.25%, 2019 (z)	344,000	340,736
Mirant Americas Generation LLC, 8.3%, 2011	100,000	102,000
Mirant North America LLC, 7.375%, 2013	585,000	585,000
NRG Energy, Inc., 7.375%, 2016	1,660,000	1,610,200
Reliant Energy, Inc., 7.875%, 2017	350,000	337,750
Sierra Pacific Resources, 8.625%, 2014	58,000	60,755
Texas Competitive Electric Holdings LLC, 10.25%, 2015 (n)	1,215,000	1,215,000
Waterford 3 Funding Corp., 8.09%, 2017	518,001	506,429

		$10,887,297

Total Bonds		$226,325,535

Floating Rate Loans – 2.2% (g)(r)
Aerospace – 0.2%
Hawker Beechcraft Acquisition Co., Letter of Credit, 4.8%, 2014	$26,430	$24,572
Hawker Beechcraft Acquisition Co., Term Loan B, 4.8%, 2014	601,629	559,327

		$583,899

Automotive – 0.5%
Allison Transmission, Inc., Term Loan B, 5.32%, 2014	$339,620	$303,620
Federal Mogul Corp., Term Loan B, 4.4%, 2014	355,660	277,415

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) – continued
Automotive – continued
Ford Motor Co., Term Loan B, 5.46%, 2013	$185,815	$145,749
Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.54%, 2014	573,442	526,133

		$1,252,917

Broadcasting – 0.1%
Young Broadcasting, Inc., Term Loan, 5.31%, 2012	$251,057	$215,909
Young Broadcasting, Inc., Term Loan B-1, 5.31%, 2012	133,763	115,036

		$330,945

Cable TV – 0.1%
CSC Holdings, Inc., Term Loan B, 4.21%, 2013	$369,925	$350,119

Computer Software – 0.2%
First Data Corp., Term Loan B-1, 5.24%, 2014	$467,682	$429,877

Forest & Paper Products – 0.1%
Abitibi-Consolidated, Inc., Term Loan, 11.5%, 2009	$130,082	$129,432

Gaming & Lodging – 0.1%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 5.89%, 2014	$310,737	$180,228

Medical & Health Technology & Services – 0.1%
Community Health Systems, Inc., Delayed Draw Term Loan B, 0%, 2014 (q)	$3,876	$3,667
Community Health Systems, Inc., Term Loan, 4.85%, 2014	75,780	71,696
HCA, Inc., Term Loan B, 5.05%, 2013	175,724	165,107

		$240,470

Printing & Publishing – 0.1%
Idearc, Inc., Term Loan B, 4.79%, 2014	$45,190	$33,478
Tribune Co., Term Loan B, 2014 (o)	542,966	368,880

		$402,358

Retailers – 0.1%
Burlington Coat Factory, Term Loan B, 2013 (o)	$158,338	$125,747

Specialty Stores – 0.2%
Michaels Stores, Inc., Term Loan B, 4.75%, 2013	$514,918	$413,436

Telecommunications - Wireless – 0.1%
Alltel Corp., Term Loan B-2, 2015 (o)	$239,998	$236,953

Utilities - Electric Power – 0.3%
Calpine Corp., Term Loan, 5.69%, 2014	$395,047	$370,568
TXU Corp. Term Loan B-3, 6.26%, 2014	513,973	481,127

		$851,695

Total Floating Rate Loans		$5,528,076

Money Market Funds (v) – 6.3%
MFS Institutional Money Market Portfolio, 2.56%, at Net Asset Value	15,626,669	$15,626,669

Rights – 0.0%
Emerging Market Sovereign – 0.0%
Banco Central del Uruguay, Value Recovery Rights, Expiring January 2021 (a)	1,250,000	$0

Total Investments (k)		$247,480,280

Other Assets, Less Liabilities – 0.8%		2,118,422

Net Assets – 100.0%		$249,598,702

(a)	Non-income producing security.
(d)	Non-income producing security - in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

(k)	As of July 31, 2008, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $226,325,535 and 91.45% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $29,412,509, representing 11.8% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.
(p)	Payment-in-kind security.
(q)	All or a portion of this position represents an unfunded loan commitment. The rate shown represents a weighted average coupon rate on the full position, including the unfunded loan commitment which has no current coupon rate.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
American Media Operations, Inc., 10.25%, 2009	1/18/08	$15,596	$12,644
Anthracite Ltd., CDO, 6%, 2037	5/14/02	997,192	600,000
Bayview Financial Revolving Mortgage Loan Trust, FRN, 3.26%, 2040	3/01/06	674,286	483,843
Bosphorus Financial Services Ltd., FRN, 4.476%, 2012	3/08/05	750,000	724,042
Braskem S.A., 7.25%, 2018	5/29/08	125,903	126,365
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011	3/08/07	878,736	866,913
Chase Commercial Mortgage Securities Corp., 6.6%, 2029	6/07/00	1,315,964	1,410,839
DLJ Commercial Mortgage Corp., 6.04%, 2031	7/23/04	542,323	534,138
Falcon Franchise Loan LLC, 6.5%, 2014	7/15/05	640,683	424,594
Falcon Franchise Loan LLC, FRN, 3.421%, 2025	1/29/03	448,160	373,314
Firekeepers Development Authority, 13.875%, 2015	4/22/08	526,769	501,400
GMAC Commercial Mortgage Securities, Inc., FRN, 6.02%, 2033	11/17/00	1,621,938	1,616,018
Israel Electric Corp. Ltd., 7.25%, 2019	5/01/08	343,427	340,736
KazMunaiGaz Finance B.V., 8.375%, 2013	6/24/08	448,770	459,456
KazMunaiGaz Finance B.V., 9.125%, 2018	6/24/08	349,184	358,160
OAO Gazprom, 7.343%, 2013	4/02/08	100,000	101,250
Panama Canal Railway Co., 7%, 2026	10/29/07	337,000	296,560
Prudential Securities Secured Financing Corp., FRN, 7.286%, 2013	12/06/04	931,434	681,092
RSHB Capital S.A., 7.125%, 2014	5/21/08	100,000	98,590
Salomon Brothers Mortgage Securities, Inc., FRN, 6.979%, 2032	1/07/05	1,970,845	1,902,106
Steel Capital S.A., 9.75%, 2013	7/21/08	277,000	277,139
Ticketmaster, 10.75%, 2016	7/16/08 - 7/17/08	197,061	201,825

Total Restricted Securities			$12,391,024
% of Net Assets			5.0%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLN	Credit-Linked Note
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
SEK	Swedish Krona

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Strategic Income Fund

Supplemental Information (Unaudited) 7/31/08

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$259,070,122

Gross unrealized appreciation	$4,106,778
Gross unrealized depreciation	(15,696,620)

Net unrealized appreciation (depreciation)	$(11,589,842)

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Derivative Contracts at 7/31/08

Forward Foreign Currency Exchange Contracts at 7/31/08

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation
SELL	AUD	274,564	8/11/08	$264,528	$258,437	$6,091
SELL	CAD	1,704,823	8/25/08	1,673,282	1,665,387	7,895
BUY	CLP	263,487,826	8/07/08-8/18/08	514,813	522,073	7,260
SELL	CLP	263,487,826	8/07/08-8/18/08	531,771	522,073	9,698
BUY	CNY	5,322,625	8/21/08	770,000	780,100	10,100
SELL	CNY	5,322,625	8/21/08	783,834	780,099	3,735
BUY	EUR	1,271,137	8/25/08	1,973,650	1,979,796	6,146
SELL	EUR	434,679	8/25/08	684,130	677,013	7,117
SELL	JPY	385,144,494	8/26/08	3,586,844	3,574,387	12,457
BUY	MXN	3,111,529	8/11/08	299,335	309,829	10,494
SELL	SEK	2,805,851	9/30/08	465,315	462,254	3,061

						$84,054

Depreciation
SELL	DKK	4,496,681	8/12/08	$930,008	$939,311	$(9,303)
BUY	DKK	2,574,587	8/12/08	547,534	537,805	(9,729)
SELL	EUR	11,973,357	8/25/08	18,594,263	18,648,504	(54,241)
SELL	GBP	2,696,596	8/26/08	5,283,035	5,337,776	(54,741)

						$(128,014)

Futures contracts outstanding at 7/31/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Note 5yr (Long)	59	$6,568,820	Sep-08	$71,239

MFS Strategic Income Fund

Supplemental Information (Unaudited) 7/31/08 - Continued

Swap Agreements at 7/31/08

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Credit Default Swaps
6/20/09	USD	300,000	JPMorgan Chase Bank	4.10% (fixed rate)	(1)	$(45,018)
6/20/09	USD	100,000	JPMorgan Chase Bank	4.80% (fixed rate)	(1)	(13,859)
9/20/10	USD	1,130,000	Merrill Lynch International	(2)	0.68% (fixed rate)	148,203
9/20/12	USD	1,180,000	JPMorgan Chase Bank	0.36% (fixed rate)	(3)	685
3/20/13	USD	1,790,000	Goldman Sachs International	(4)	2.129% (fixed rate)	(72,477)
6/20/13	USD	6,800,000	Morgan Stanley Capital Services, Inc. (a)	(5)	5.00% (fixed rate)	395,139
9/20/13	USD	390,000	Goldman Sachs International	(6)	0.645% (fixed rate)	(893)
9/20/13	USD	240,000	Goldman Sachs International	(6)	0.645% (fixed rate)	(545)
9/20/13	USD	300,000	JPMorgan Chase Bank	5.30% (fixed rate)	(7)	6,448
9/20/13	USD	630,000	Merrill Lynch International	(8)	0.77% (fixed rate)	4,041

						$421,724

(1)	Fund to pay notional amount upon a defined credit event by Abitibi-Consolidated, Inc., 8.375%, 4/01/15.
(2)	Fund to receive notional amount upon a defined credit event by Lennar Corp., 5.95%, 3/01/13.
(3)	Fund to pay notional amount upon a defined credit event by Fannie Mae, 5.5%, 6/09/33.
(4)	Fund to receive notional amount upon a defined credit event by Simon Property Group, Inc., 6.35%, 8/28/12.
(5)	Fund to receive notional amount upon a defined credit event by CDX.NA.HY.10 Index, 5.0%, 6/20/13.
(6)	Fund to receive notional amount upon a defined credit event by CIGNA Corp., 7.875%, 5/15/27.
(7)	Fund to pay notional amount upon a defined credit event by ARAMARK Corp., 8.50%, 2/01/15.
(8)	Fund to receive notional amount upon a defined credit event by AutoZone, Inc., 5.875%, 10/15/12.

(a)	Net unamortized premiums paid by the fund amounted to $446,250.

At July 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the transactions in securities which the fund assumes to be affiliated issuers during the nine months ended July 31, 2008, is set forth below:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market
Portfolio	—	78,135,023	62,508,354	15,626,669

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market
Portfolio	$—	$—	$357,306	$15,626,669

MFS Strategic Income Fund

Supplemental Information (Unaudited) 7/31/08 - Continued

(4) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of July 31, 2008, are as follows:

United States	62.0%
Japan	6.8%
Germany	4.0%
France	3.4%
United Kingdom	3.2%
Netherlands	3.2%
Spain	2.3%
Canada	2.0%
Ireland	1.8%
Other Countries	11.3%

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST VIII

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President

Date: September 12, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President (Principal Executive Officer)

Date: September 12, 2008

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 12, 2008

*	Print name and title of each signing officer under his or her signature.